Page 1 of _____

                                                        SEC Registration Nos.
                                                        811 -6525 and 33 -44968



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N -14


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          Calvert Municipal Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)
                 Calvert National Municipal Intermediate Fund


                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951 -4800

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)



It is proposed that this filing will become effective on February 6, 1998 pursuant to Rule 488.

No filing fee is due for Registrant because of reliance on Section 24(f).

                        Form N -14 Cross Reference Sheet

Information Required in the Prospectus

        1.        Cover Page
        2.         Table of Contents
        3.         Synopsis; Fund Expenses
        4. Synopsis; Reasons for the Reorganization; Proposed Transaction; Tax Consequences; Information about the Reorganization; Comparative Information on Shareholder Rights; Information about the Funds
        5. Synopsis; Comparison of Investment Policies; Information about the Funds; Investment Objectives and Policies; Advisory Fees; Distribution Fees and Expense Ratios; Purchases; Exchange Privileges; Distribution Procedures; Redemption Procedures; Prospectus and Statement of Additional Information of the Calvert National Municipal Intermediate Fund (incorporated by reference)
        6. Synopsis; Comparison of Investment Policies; Information about the Funds; Investment Objectives and Policies; Advisory Fees, Distribution Fees and Expense Ratios; Purchases; Exchange Privileges; Distribution Procedures; Redemption Procedures, Joint Prospectus and Statement of Additional Information of the Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund (incorporated by reference)
        7.        Voting Information; Adjournment
        8.        Inapplicable
        9.        Inapplicable

 Information Required in Statement of Additional Information

        10.       Cover Page
        11.       Table of Contents
        12.       Additional Information about the Registrant
        13.       Inapplicable
        14.       Financial Statements

 Other Information

        15.       Indemnification
        16.       Exhibits
        17.       Undertakings

                                [letterhead]

                                  [DATE]

Dear Shareholder,

I am writing to inform you of the upcoming joint special meeting of shareholders of each Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund, and to request that you take a few minutes to read the enclosed material and mail back the proxy voting card.

You are being asked to vote on a proposal to merge your Fund into the Calvert National Municipal Intermediate Fund. The Trustees/Directors of your Fund, including myself, believe this change is in the Funds' and your best interest.

In considering the small sizes of the Funds, it is believed that combining the Funds into one larger fund would allow the assets to be more efficiently managed and lead to a reduction in expenses as well as enhanced returns. Accordingly, such a combination would be beneficial to shareholders. Of course, if the mergers are approved and the transactions consummated, distributions of the combined Calvert National Municipal Intermediate Fund will not be exempt from state-specific income tax.

Regardless of the number of shares you own, it is important that you take the time to read the enclosed proxy, and complete and mail your voting card as soon as you can. A postage paid envelope is enclosed. If Fund shareholders do not return their proxies, the Funds may have to incur the expense of additional solicitations. All shareholders benefit from the speedy return of proxies.

I appreciate the time you will take to review this important matter. The Q&A which follows will assist you in understanding the proposal, however, if we may be of any assistance, please call us at (800) 368-2750.

Sincerely,


Barbara J. Krumsiek
President

                     The Calvert Municipal Fund, Inc.
                Calvert Arizona Municipal Intermediate Fund
               Calvert Michigan Municipal Intermediate Fund
               Calvert New York Municipal Intermediate Fund
             Calvert Pennsylvania Municipal Intermediate Fund

              First Variable Rate Fund for Government Income
                Calvert Florida Municipal Intermediate Fund

                   4550 Montgomery Avenue - Suite 1000N
                         Bethesda, Maryland 20814


              NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                       To be held on April __, 1998

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of the Calvert Arizona Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund, each a series of the Calvert Municipal Fund, Inc. and the Calvert Florida Municipal Intermediate Fund, a series of the First Variable Rate Fund for Government Income, will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 10:00 a.m. on [DAY], April __, 1998, for the following purposes:

I. To consider and act on an Agreement and Plan of Reorganization, dated [DATE], providing for the transfer of substantially all of the assets of each Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund (collectively, the "Funds") to and the assumption of certain identified liabilities of the Funds by the Calvert National Municipal Intermediate Fund, a series of the Calvert Municipal Fund, Inc., in exchange for shares of the Calvert National Municipal Intermediate Fund.

II. To transact any other business that may properly come before the meeting or any adjournment or adjournments thereof.

Shareholders of record at the close of business on [RECORD DATE] are entitled to notice of and to vote at this meeting or any adjournment thereof.

By Order of the Directors,



William M. Tartikoff, Esq.
Secretary

[DATE]


Please execute the enclosed proxy and return it promptly in the enclosed envelope, thus enabling the Funds to avoid unnecessary expense and delay. Your vote is extremely important, no matter how large or small your holdings may be. No postage is required if mailed in the United States. The proxy is revocable and will not affect your right to vote in person if you attend the Special Meeting.

                            IMPORTANT NOTICE TO
               CALVERT ARIZONA MUNICIPAL INTERMEDIATE FUND,
               CALVERT FLORIDA MUNICIPAL INTERMEDIATE FUND,
               CALVERT MICHIGAN MUNICIPAL INTERMEDIATE FUND,
             CALVERT NEW YORK MUNICIPAL INTERMEDIATE FUND AND
       CALVERT PENNSYLVANIA MUNICIPAL INTERMEDIATE FUND SHAREHOLDERS

                            QUESTIONS & ANSWERS

Please read the complete text of the enclosed Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the matters to be voted upon. Your vote is important. If you have any questions regarding the proposal, please call us at 800-368-2745. We appreciate you investing with Calvert Group, and look forward to a continuing relationship.


Q.     Why am I receiving a proxy statement?

A. The Calvert Municipal Fund, Inc. is seeking your approval of a merger of the shares of its series - the Calvert Arizona Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund and the First Variable Rate Fund for Government Income is seeking your approval of a merger of the shares of its series, the Calvert Florida Municipal Intermediate Fund (hereafter, together the "State Municipal Funds"), into the Calvert National Municipal Intermediate Fund, another series of the Calvert Municipal Fund, Inc. (hereafter, the "National Municipal Fund").

Q.     What are the effects of this merger?

A. The merger will affect the State Municipal Funds in that all of the assets of the State Municipal Funds will be transferred to the National Municipal Fund. In turn, you will receive shares of the National Municipal Fund.

       Through the merger, the surviving National Municipal Fund is expected to allow the assets of the State Municipal Funds to be more efficiently managed so as to reduce expenses and enhance returns while continuing to be managed under similar investment objectives and policies.

Q.     Is there a change in the management of these funds?

A. No. Calvert Asset Management Company, Inc. will continue to manage the portfolio of the National Municipal Fund just as it has managed the State Municipal Funds to date.

Q. Are there differences in the investment objective of the funds being merged?

A. The State Municipal Funds' investment objective is to earn the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund whereas the National Municipal Fund's investment objective is to seek to earn the highest level of interest income exempt from federal income taxes.

       Accordingly, the main difference between the investment objectives of the Funds is that the National Municipal Fund's goal is to seek interest income exempt from only federal income tax so that distributions of the combined National Municipal Fund will not be exempt from state-specific income tax.

Q. How do the expense structures and fees of the funds compare? Is there a benefit to me?

A.     The Boards expect that the merger will allow the National
       Municipal Fund to achieve certain limited economies of scale from the combined asset size of the Funds and the potentially lower operating expenses even though the same expense structure and fees are in effect for each of the Funds.

Q. What will be the name of the surviving fund after the mergers are complete?

A. The Calvert National Municipal Intermediate Fund will be the fund to survive the merger.

Q.     What will be the size of the surviving fund after the merger?

A. If the proposal presented in the proxy statement is approved, the combined National Municipal Fund is expected to have approximately [$_] million in assets.

Q.     What are the federal tax implications of the merger?

A. The merger will not be a taxable event (i.e., no gain or loss will be recognized) to any Funds or to you as a shareholder of any of the Funds.

Q. What if there are not enough votes to reach a quorum by the scheduled special shareholder meeting date?

A. If enough shareholders do not vote, we will need to take further action. We may contact you by mail, telephone, facsimile, or by personal interview. Therefore, we encourage you to vote as soon as you review the enclosed proxy materials in order to avoid additional mailings, telephone calls or other solicitations.

Q. If the proposal is not approved for a Fund, will Calvert propose liquidating that Fund?

A. If the proposal to merge a Fund is not approved, the Board will consider other options such as liquidating that Fund.

Q. How will you determine the number of shares of the National Municipal Fund that I will receive?

A. The Closing Date is April __, 1998. As of 4:00 p.m. Eastern Time on the Closing Date, you will receive that number of full and fractional National Municipal Fund shares equal in value to the shares you hold in any of the State Municipal Funds on that date.

Q. What impact will the merger have on the share price of Calvert National Municipal Intermediate Fund?

A. The net asset value per share of the National Municipal Fund will not be changed by the merger.

Q.     Who is paying for expenses related to the shareholders meeting?

A. Each of the State Municipal Funds will pay a pro rata share for those expenses relating to the shareholder meeting.

Q. How do the directors of the State Municipal Funds suggest that I vote?

A. After careful consideration, the directors of the State Municipal Funds unanimously recommend that you vote "FOR" the item proposed on the enclosed proxy card.

Q.     What are my other investment alternatives?

A. Additional equity funds are available through Calvert Group by calling (800) 368-2748 for more information.

Q.     How do I vote my shares?

A. You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call us at (800) 368-2745.

Q.     Will my vote make a difference?

A. Your vote is needed to ensure that the proposals can be acted upon. Your immediate response on the enclosed proxy card will help save on the costs of any further solicitations for a shareholder vote. We encourage all shareholders to participate in the governance of the State Municipal Funds.

Q.     How will this affect my account?

A. You can expect the same level of management expertise and high-quality shareholder service you've grown accustomed to.

Q.     How do I sign the proxy card?

A. Voting instruction forms must be executed properly. When forms are not signed as required by law, you and the Fund must undertake the time and expense to take steps to validate your vote. The following guide was prepared to help you choose the proper format for signing your form:

              1. Individual Accounts: Your name should be signed exactly as it appears in the registration on the voting instruction form.

              2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

              3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the voting instruction form. For example:

         REGISTRATION                            VALID SIGNATURE

         A.
         1)    Save the Earth Corp.              Jane Q. Nature, Treasurer

         2)    Save the Earth Corp.              Jane Q. Nature, Treasurer
                 c/o Jane Q. Nature, Treasurer

         B.
         1)    Save the Earth Corp.              Jon B. Goodhealth, Trustee
                Profit Sharing Plan

         2)    Save the Earth Trust              Jon B. Goodhealth, Trustee

         3)    Jon B. Goodhealth, Trustee        Jon B. Goodhealth, Trustee
                 u/t/d 5/1/78

         C.
         1)     David Smith, Cust.                        David Smith
                       f/b/o Jason Smith UGMA


    Voting by mail is quick and easy. Everything you need is enclosed.

                 PROSPECTUS AND PROXY STATEMENT - [DATE]

                     Acquisition of the assets of the
               Calvert Arizona Municipal Intermediate Fund,
               Calvert Florida Municipal Intermediate Fund,
               Calvert Michigan Municipal Intermediate Fund,
             Calvert New York Municipal Intermediate Fund and
             Calvert Pennsylvania Municipal Intermediate Fund
      By and in exchange for shares of the Calvert National Municipal
                             Intermediate Fund
     4550 Montgomery Avenue, Bethesda, Maryland 20814 - (800) 368-2745


This Prospectus and Proxy Statement relates to the proposed transfer of all the assets and the assumption of certain identified liabilities of the Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund (together, the "State Municipal Funds") to the Calvert National Municipal Intermediate Fund ("National Municipal Fund") (collectively, "the Funds") in exchange for shares of National Municipal Fund. Following the transfer, National Municipal Fund shares will be distributed to shareholders of the State Municipal Funds in liquidation of the State Municipal Funds, and the State Municipal Funds will be dissolved. As a result of the proposed transaction, each shareholder of the State Municipal Funds will receive that number of National Municipal Fund shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the State Municipal Funds. The transaction will occur for each State Municipal Fund if shareholders vote in favor of the proposed transfer.

National Municipal Fund is a series of the Calvert Municipal Fund, Inc. which is an open-end management investment company. The net assets of National Municipal Fund were [$___] as of [RECORD DATE]. Its investment objective is to seek to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality and maturity characteristics.

Each State Municipal Fund (with the exception of the Calvert Florida Municipal Intermediate Fund) is a series of the Calvert Municipal Fund,
Inc. while the Calvert Florida Municipal Intermediate Fund is a series of First Variable Rate Fund for Government Income, which also is an open-end management investment company, (together, "Calvert"). As of
[RECORD  DATE],   assets  of  the  Funds  were  [$_____]  for  the  Arizona
Municipal Fund, [$_____] for the Florida Municipal Fund, [$_____] for the Michigan Municipal Fund, [$_____] for the New York Municipal Fund and [$_____]for the Pennsylvania Municipal Fund. The State Municipal Funds' have the same investment objective of the National Municipal Fund to the extent that they all seek interest income exempt from federal income tax; however, the National Municipal Fund will not seek, and its distributions will not be, exempt from specific state income taxes.

The National Municipal Fund and the State Municipal Funds each have a 2.75% maximum sales charge. The sales charge is added to the purchase price of shares, but will not be applied to shares issued in the reorganization (see "Purchase Procedures"). Each of the Funds has a distribution plan that permits it to pay certain expenses associated with the distribution of its shares. Calvert Asset Management Company, Inc. ("Advisor") is the investment advisor for the National Municipal Fund and the State Municipal Funds.

This Prospectus and Proxy Statement is expected to be mailed to shareholders of record on or about [DATE].

This Prospectus and Proxy Statement, which should be retained for future reference, sets forth concisely the information about National Municipal Fund that a prospective investor should know before investing. This Prospectus and Proxy Statement is accompanied by the Prospectus of the National Municipal Fund dated April 30, 1997 (insofar as it relates to the National Municipal Fund) and is incorporated herein by reference. A Statement of Additional Information dated April 30, 1997, containing additional information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus and Proxy Statement. A copy of the Statement of Additional Information may be obtained without charge by writing the Funds at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling (800) 368-2748.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SHARES OFFERED BY THIS PROSPECTUS AND PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUNDS, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.


                             TABLE OF CONTENTS
                                                                    PAGE
                Summary                                              __
                Reasons for the Reorganization                       __
                Expense Comparisons                                  __
                Financial Highlights                                 __
                Comparison of Investment Policies                    __
                Information about the Reorganization                 __
                Comparative Information on
                   Shareholder Rights                                __
                Information about the Funds                          __
                Voting Information                                   __
                Adjournment                                          __
                Exhibit A - Agreement and Plan
                   of Reorganization                                 __

---------------------------------------------------------------------------
                                  SUMMARY
 ...........................................................................

Reasons for the Reorganization. The Boards of Trustees/Directors of the Calvert Municipal Fund, Inc. and the First Variable Rate Fund for Government Income (both Boards' members are collectively referred to as the "Directors") believe that the proposed Reorganization would be in the best interests of the shareholders of the State Municipal Funds in considering various issues connected with the small size of the portfolios for each of the State Municipal Funds. By combining the Funds, the assets of the State Municipal Funds could be more efficiently managed so as to reduce expenses and enhance returns. Accordingly, it has been determined that it would be beneficial to the State Municipal Funds' shareholders to combine into a larger municipal fund portfolio with relatively similar investment objectives and policies. The National Municipal Fund has [#] times the net assets of each individual State Municipal Fund. On [RECORD DATE], the National Municipal Fund had net assets of $____ compared to the net assets of $____ for the Arizona Municipal Fund, $____ for the Florida Municipal Fund, $____ for the Michigan Municipal Fund, $____ for the New York Municipal Fund and $____ for the Pennsylvania Municipal Fund on that date.

To this end, the Directors recommend that shareholders of each State Municipal Fund approve the proposed merger of their Fund into the National Municipal Fund because all portfolios invest solely in municipal obligations and are managed by the same portfolio manager. The National Municipal Fund hopes to preserve the assets of the State Municipal Funds while improving the economies of scale of each portfolio. See "Expense Comparisons" below.

In determining whether to recommend approval of the Reorganization to shareholders of the State Municipal Funds, the Directors considered a number of factors, including, but not limited to: (i) the capabilities and resources of the National Municipal Fund, the Advisor and other service providers in the areas of investment, marketing, and shareholder services; (ii) the expenses and advisory fees applicable to the State Municipal Funds and the National Municipal Fund before the Reorganization and the estimated expense ratios of the National Municipal Fund after the Reorganization; (iii) the comparative investment performance of each State Municipal Fund and the National Municipal Fund; (iv) the terms and conditions of the Agreement and whether the Reorganization would result in dilution of a State Municipal Fund's shareholder interests; (v) the economies of scale potentially realizable through the combination of the Funds; (vi) the identical service features available to shareholders of the Funds; (vii) the costs estimated to be incurred to complete the Reorganization; (viii) the future growth prospects of the State Municipal Funds; and (ix) the anticipated tax consequences of the Reorganization.

In this regard, the Directors reviewed information provided by the Advisor relating to the anticipated impact to the shareholders of the State Municipal Funds as a result of the Reorganization. The Directors considered the probability that the increase in asset levels of the combined fund after the Reorganization is expected to result in reduced per share expenses and achievement of economies of scale, although there can, of course, be no assurances in this regard. Combining the net assets of the State Municipal Funds with the assets of the National Municipal Fund should lead to a modest reduction at first of total operating expenses for shareholders of the State Municipal Funds on a per share basis, by allowing fixed and relatively fixed costs, such as accounting, legal and printing expenses, and service fees to be spread over a larger asset base. Management anticipates that the reorganization would have a de minimis yet similarly beneficial effect upon current shareholders of the National Municipal Fund.

In evaluating the benefits of the proposed transaction, the Directors also considered the effect of the loss of a portion of the capital loss carryforwards that might be available to each of the State Municipal
Funds. Management has determined that the benefits of the proposed reorganization outweigh the uncertain potential detriment resulting from possible constraints in the use of capital loss carryforwards. See "Information about the Reorganization."
 ...........................................................................

Proposed Transaction. The Directors have authorized the Funds to enter into an Agreement and Plan of Reorganization (the "Agreement" or "Plan") providing for the transfer of all the assets and certain identified liabilities of the State Municipal Funds to National Municipal Fund in exchange for like shares of National Municipal Fund. Following the transfer, National Municipal Fund shares will be distributed to the respective shareholders of the State Municipal Funds in liquidation of each of the State Municipal Funds, and each of the State Municipal Funds will be dissolved. As a result of the proposed transaction, each shareholder of the State Municipal Funds will receive that number of full and fractional National Municipal Fund shares equal in value at the date of the exchange to the value of such shareholder's shares of the respective State Municipal Fund. For the reasons stated above, the Directors, including the independent Directors, have concluded that the reorganization would be in the best interests of the shareholders of the State Municipal Funds and recommend shareholder approval.
 ...........................................................................

Tax Consequences. The Plan is conditioned upon receipt by the State Municipal Funds of an opinion of counsel that no gain or loss will be recognized by the State Municipal Funds or the State Municipal Funds' shareholders as a result of the reorganization. The tax basis of National Municipal Fund shares received by a shareholder will be the same as the tax basis of the shareholder's State Municipal Fund shares. In addition, the tax basis of the State Municipal Funds' assets in the hands of
National Municipal Fund as a result of the reorganization will be the same as the tax basis of such assets in the hands of the State Municipal Funds prior to the reorganization. See "Information about the Reorganization."
 ...........................................................................

Investment  Policies.  Shareholders  should  consider  the  differences  in
investment   policies  between  the  State  Municipal  Funds  and  National
Municipal Fund. While all of the Funds seek the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality
and  maturity   characteristics,   the  State  Municipal  Funds  also  seek
interest income exempt from specific state income taxes. Thus, the focus of each investment portfolio and the portfolio composition of each Fund is different, and in fact, the resulting tax treatment may differ based upon the extent that interest dividends are no longer solely derived from earnings attributable to municipal obligations of a particular state.
 ...........................................................................

Purchases. Shares of the State Municipal Funds and National Municipal Fund are sold on a continuous basis at net asset value plus the appropriate sales charge which is subject to reduction by right of accumulation, group purchase, and letter of intent. Employee purchases and certain plans qualified under the of the Internal Revenue Code of 1986, as amended (the "Code") may purchase shares with no sales charge, and all Fund shareholders may reinvest dividends without paying a sales charge. Shares issued in the reorganization will not be assessed any sales charge.
 ...........................................................................

Sales Charges. The Funds' shares are offered at net asset value plus a front-end sales charge as follows:

Amount of                   As a % of     As a % of          Allowed to Dealers
Investment                  offering      net amount         as a % of offering
                            price         invested           price

Less than $50,000           2.75%            2.83%                 2.25%
$50,000 but less
than $100,000               2.25%            2.30%                 1.75%
$100,000 but less
than $250,000               1.75%            1.78%                 1.25%
$250,000 but less
than $500,000               1.25%            1.27%                 0.95%
$500,000 but less
than $1,000,000             1.00%            1.01%                 0.80%
$1,000,000 and over         0.00%            0.00%                 0.10%*

* Calvert Distributors, Inc. ("CDI") reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares form the Fund within twelve months of the time of purchase.

The minimum initial investment in each fund is $2,000 and the minimum subsequent investment is $250 (except in the case of certain retirement plans).
 ...........................................................................

Exchange Privileges. Shareholders of the State Municipal Funds and
National Municipal Fund may exchange Fund shares for shares of a variety of other Calvert Group Funds. Each such exchange represents a sale of
Fund shares, which may produce a gain or loss for tax purposes. There is no additional charge for exchanges. Calvert Group discourages frequent exchanges and may prohibit additional purchases of shares by persons who have previously been advised that their frequent use of the exchange privilege is inconsistent with the orderly management of the investment portfolio. The State Municipal Funds and National Municipal Fund reserve the right to modify or eliminate this exchange privilege with 60 days' written notice.
 ...........................................................................

Distribution Procedures. The State Municipal Funds and National Municipal Fund distribute dividends monthly and pay out their net realized capital gains (if any) once each year. Shareholders of the Funds may reinvest distributions. Your existing election in the State Municipal Funds with respect to dividends and/or capital gains will be continued with respect to the shares of National Municipal Fund you acquire in connection with the reorganization unless you notify the Fund of a new election.
 ...........................................................................

Redemption Procedures. At any time and in any amount, shares of the State Municipal Funds and National Municipal Fund may be redeemed by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. This letter of instruction must be signed by all required authorized signers. Further documentation may be required from corporations, fiduciaries, pension plans and institutional investors.

Shares may also be redeemed by telephone or through brokers. The Funds impose a charge of $5 for wire transfers of less than $1,000. The Funds may, after 30 days' notice, close accounts if, due to redemptions, the account falls below $1,000 and the balance is not brought up to the required minimum amount.

---------------------------------------------------------------------------
                            EXPENSE COMPARISONS
 ...........................................................................

                                       National                  Arizona
                                       Municipal Fund            Municipal Fund
A.  Shareholder Transaction Costs
    Maximum Sales Charge on
    Purchases                          2.75%                        2.75%
    (as a percentage of offering
    price)
    Contingent Deferred Sales Charge   None                          None

B.  Annual Fund Operating Expenses -
    Fiscal Year 1996
    (as a percentage of average net
    assets)
    Management Fees                    0.70%                        0.70%
    Rule 12b -1 Service and
    Distribution Fees                  0.00%                        0.00%
    Other Expenses                     0.  %                        0.  %
    Total Fund Operating Expenses*      ___%                         ___%

* Net Fund Operating Expenses after reduction for fees paid indirectly were:
             National ____%, Arizona ____%

                                         Florida                 Michigan
                                         Municipal Fund          Municipal Fund
A.  Shareholder Transaction Costs
    Maximum Sales Charge on Purchases        2.75%                 2.75%
    (as a percentage of offering price)
    Contingent Deferred Sales Charge         None                  None

B.  Annual Fund Operating
    Expenses  - Fiscal Year 1996
    (as a percentage of average net
    assets)
    Management Fees                          0.70%                 0.70%
    Rule 12b -1 Service and
    Distribution Fees                        0.00%                 0.00%
    Other Expenses                           0.  %                 0.  %
    Total Fund Operating Expenses*           0.__%                 0.__%

* Net Fund Operating Expenses after reduction for fees paid indirectly were:
             Florida ____%, Michigan ____%


                                          New York          Pennsylvania
                                          Municipal Fund    Municipal Fund
A.  Shareholder Transaction Costs
    Maximum Sales Charge on Purchases     2.75%             2.75%
    (as a percentage of offering price)
    Contingent Deferred Sales Charge
                                          None              None

B.  Annual Fund Operating Expenses  -
    Fiscal Year 1996
    (as a percentage of average net
    assets)
    Management Fees                       0.70%             0.70%
    Rule 12b -1 Service and Distribution
    Fees                                  0.00%             0.00%
    Other Expenses                        0.  %             0.  %
    Total Fund Operating Expenses*        0.  %             0.__%

* Net Fund Operating Expenses after reduction for fees paid indirectly were:
             New York ____%, Pennsylvania ___%

                                             PRO FORMA
A.  Shareholder Transaction Costs
    Maximum Sales Charge on Purchases         2.75%
   (as a percentage of offering price)
    Contingent Deferred Sales Charge
                                              None

B.  Annual Fund Operating Expenses  -
    Fiscal Year 1996
    (as a percentage of average net assets)
    Management Fees                           0.70%
    Rule 12b -1 Service and Distribution
    Fees                                      0.00%
    Other Expenses                            0.__%
    Total Fund Operating Expenses             0.__%

C. Example: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each period; and
(3) payment of maximum initial sales charge at time of purchase:

Fund                       1 Year   3 Years    5 Years     10 Years

National Municipal Fund    $__      $__        $__          $__

Arizona Municipal Fund     $__      $__        $__          $__

Florida Municipal Fund     $__      $__        $__          $__

Michigan Municipal Fund    $__      $__        $__          $__

New York Municipal Fund    $__      $__        $__          $__

Pennsylvania Municipal     $__      $__        $__          $__
Fund

PRO FORMA                  $__     $__         $__          $___

The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Funds may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of your Fund.
 ...........................................................................

B. Annual Fund Operating Expenses. Management Fees are paid by the Funds to Calvert Asset Management Company, Inc. for managing the investments and business affairs of each Fund and paid to Calvert Administrative Services Company, Inc. The Funds will incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the share price and are not charged directly to individual shareholder accounts.

The Funds' Rule 12b-1 fees include an asset-based sales charge. Thus, it is possible that long-term shareholders in the Funds may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Funds.

Each Fund has adopted a Distribution Plan, which provides for payments, which are limited to an annual rate of 0.15% for each Fund's first five years of operation (and 0.25% thereafter) of the average daily net asset value of Fund shares, to pay expenses associated with the distribution and servicing of Fund shares. Amounts paid by the Funds to CDI under the Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the 1997 fiscal period, the Funds paid no Distribution Plan expenses.

---------------------------------------------------------------------------
                           FINANCIAL HIGHLIGHTS
 ...........................................................................

The following table provides information about the Funds' financial history. It expresses the information in terms of a single share outstanding throughout the period. The table has been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report on the period from the Funds' commencement of operations through December 31, 1997, is included in the Annual Report to Shareholders for each of the respective periods presented. The table should be read in conjunction with the financial statements and their related notes. The Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.


National Municipal Shares
Year Ended December 31,                           1997

Net asset value, beginning
Income from investment operations
     Net investment income
     Net realized and unrealized gain (loss)
         on investments
         Total from investment operations

Distributions from
     Net investment income
     Net realized gains
         Total distributions

Total increase (decrease) in net asset value

Net asset value, ending

Total return<F6>

Ratio to average net assets
     Net investment income
     Total expenses<F7>
     Net expenses
     Expenses reimbursed

Portfolio turnover

Net assets, ending (in thousands)

Number of shares outstanding,
ending (in thousands)

<F6>Total return does not reflect deduction of front-end sales charge.
<F7>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



National Municipal Shares
Year Ended December 31,                           1996

Net asset value, beginning                       $10.62
Income from investment operations
     Net investment income                       .50
     Net realized and unrealized gain (loss)
         on investments                          (.06)
         Total from investment operations         .44

Distributions from
     Net investment income                       (.50)
     Net realized gains                          --
         Total distributions                     (.50)

Total increase (decrease) in net asset value     (.06)

Net asset value, ending                          $10.56

Total return<F6>                                4.32%

Ratio to average net assets
     Net investment income                       4.83%
     Total expenses<F7>                          1.04%
     Net expenses                                1.01%
     Expenses reimbursed                         --

Portfolio turnover                               23%

Net assets, ending (in thousands)                $45,612

Number of shares outstanding,
ending (in thousands)                            4,319

<F6>Total return does not reflect deduction of front-end sales charge.
<F7>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



National Municipal Shares
Year Ended December 31,                          1995                1994

Net asset value, beginning                       $9.81               $10.42
Income from investment operations
     Net investment income                       .51                 .50
     Net realized and unrealized gain (loss)
         on investments                          .80                 (.62)
         Total from investment operations        1.31                (.12)

Distributions from
     Net investment income                       (.50)               (.49)
     Net realized gains                          --                  --
         Total distributions                     (.50)               (.49)

Total increase (decrease) in net asset value     .81                 (.61)

Net asset value, ending                          $10.62              $9.81

Total return<F8>                                 13.64%              (1.18%)

Ratio to average net assets
     Net investment income                       4.97%               4.88%
     Total expenses<F9>                          .96%                --
     Net expenses                                .94%                .69%
     Expenses reimbursed                         --                  .32%

Portfolio turnover                               57%                 122%

Net assets, ending (in thousands)                $40,146             $36,159

Number of shares outstanding,
ending (in thousands)                            3,780               3,686

<F8>Total return does not reflect deduction of front-end sales charge.
<F9>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                                  From Inception
                                                 Year Ended     (Sept. 30, 1992)
                                                 December 31,   through Dec. 31,
National Municipal Shares                        1993                1992
Net asset value, beginning                       $10.01              $10.00
Income from investment operations
     Net investment income                       .48                 .13
     Net realized and unrealized gain (loss)
         on investments                          .45                 .01
         Total from investment operations        .93                 .14

Distributions from
     Net investment income                       (.48)               (.13)
     Net realized gains                          (.04)               --
         Total distributions                     (.52)               (.13)

Total increase (decrease) in net asset value     .41                 .01

Net asset value, ending                          $10.42              $10.01

Total return<F10>                                9.47%               5.40%

Ratio to average net assets
     Net investment income                       5.01%               5.36%(a)
     Total expenses<F11>                         --                  --
     Net expenses                                .10%                --
     Expenses reimbursed                         .45%                4.34%(a)

Portfolio turnover                               162%                12%

Net assets, ending (in thousands)                $37,467             $1,542

Number of shares outstanding,
ending (in thousands)                            3,596               154

(a) Annualized

<F10>Total return does not reflect deduction of front-end sales charge.
<F11>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Arizona Shares
Year Ended December 31,                          1997
Net asset value, beginning
Income from investment operations
     Net investment income
     Net realized and unrealized gain (loss)
         on investments
         Total from investment operations

Distributions from
     Net investment income

Total increase (decrease) in net asset value

Net asset value, ending

Total return<F18>

Ratio to average net assets
     Net investment income
     Total expenses<F19>
     Net expenses
     Expenses reimbursed

Portfolio turnover

Net assets, ending (in thousands)

Number of shares outstanding,
ending (in thousands)

<F18>Total return does not reflect deduction of front-end sales charge.
<F19>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Arizona Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.07
Income from investment operations
     Net investment income                       .19
     Net realized and unrealized gain (loss)
         on investments                          (.03)
         Total from investment operations        .16

Distributions from
     Net investment income                       (.20)

Total increase (decrease) in net asset value     (.04)

Net asset value, ending                          $5.03

Total return<F18>                                3.17%

Ratio to average net assets
     Net investment income                       3.96%
     Total expenses<F19>                         1.31%
     Net expenses                                1.00%
     Expenses reimbursed                         .06%

Portfolio turnover                               18%

Net assets, ending (in thousands)                $2,635

Number of shares outstanding,
ending (in thousands)                            524

<F18>Total return does not reflect deduction of front-end sales charge.
<F19>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Arizona Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.00
Income from investment operations
     Net investment income                       .22                 .19
     Net realized and unrealized gain (loss)
         on investments                          .36                 (.29)
         Total from investment operations        .58                 (.10)

Distributions from
     Net investment income                       (.22)               (.19)

Total increase (decrease) in net asset value     .36                 (.29)

Net asset value, ending                          $5.07               $4.71

Total return<F20>                                12.44%              (1.84%)

Ratio to average net assets
     Net investment income                       4.43%               4.13%
     Total expenses<F21>                         .53%                --
     Net expenses                                .41%                .38%
     Expenses reimbursed                         .54%                .97%

Portfolio turnover                               10%                 22%

Net assets, ending (in thousands)                $2,045              $2,004

Number of shares outstanding,
ending (in thousands)                            403                 426

<F20>Total return does not reflect deduction of front-end sales charge.
<F21>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



Florida Shares
Year Ended December 31,                          1997
Net asset value, beginning
Income from investment operations
     Net investment income
     Net realized and unrealized gain (loss)
         on investments
         Total from investment operations

Distributions from
     Net investment income

Total increase (decrease) in net asset value

Net asset value, ending

Total return<F22>
Ratio to average net assets
     Net investment income
     Total expenses<F23>
     Net expenses
     Expenses reimbursed

Portfolio turnover

Net assets, ending (in thousands)

Number of shares outstanding,
ending (in thousands)

<F22>Total return does not reflect deduction of front-end sales charge.
<F23>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



Florida Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.06
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.04)
         Total from investment operations        .17

Distributions from
     Net investment income                       (.21)

Total increase (decrease) in net asset value     (.04)

Net asset value, ending                          $5.02

Total return<F22>                                3.53%
Ratio to average net assets
     Net investment income                       4.28%
     Total expenses<F23>                         .94%
     Net expenses                                .81%
     Expenses reimbursed                         .01%

Portfolio turnover                               19%

Net assets, ending (in thousands)                $5,516

Number of shares outstanding,
ending (in thousands)                            1,098

<F22>Total return does not reflect deduction of front-end sales charge.
<F23>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Florida Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.67               $5.00
Income from investment operations
     Net investment income                       .24                 .21
     Net realized and unrealized gain (loss)
         on investments                          .38                 (.33)
         Total from investment operations        .62                 (.12)

Distributions from
     Net investment income                       (.23)               (.21)

Total increase (decrease) in net asset value     .39                 (.33)

Net asset value, ending                          $5.06               $4.67

Total return<F24>                                13.48%              (2.44%)

Ratio to average net assets
     Net investment income                       4.73%               4.64%
     Total expenses<F25>                         .43%                --
     Net expenses                                .35%                .21%
     Expenses reimbursed                         .43%                .80%

Portfolio turnover                               44%                 93%

Net assets, ending (in thousands)                $3,892              $3,387

Number of shares outstanding,
ending (in thousands)                            769                 725

<F24>Total return does not reflect deduction of front-end sales charge.
<F25>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Michigan Shares
Year Ended December 31,                          1997
Net asset value, beginning
Income from investment operations
     Net investment income
     Net realized and unrealized gain (loss)
         on investments
         Total from investment operations

Distributions from
     Net investment income

Total increase (decrease) in net asset value

Net asset value, ending

Total return<F32>

Ratio to average net assets
     Net investment income
     Total expenses<F33>
     Net expenses
     Expenses reimbursed

Portfolio turnover

Net assets, ending (in thousands)

Number of shares outstanding,
ending (in thousands)

<F32>Total return does not reflect deduction of front-end sales charge.
<F33>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Michigan Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.12
Income from investment operations
     Net investment income                       .22
     Net realized and unrealized gain (loss)
         on investments                          (.01)
         Total from investment operations        .21

Distributions from
     Net investment income                       (.23)

Total increase (decrease) in net asset value     (.02)

Net asset value, ending                          $5.10

Total return<F32>                                4.19%

Ratio to average net assets
     Net investment income                       4.37%
     Total expenses<F33>                         1.02%
     Net expenses                                .93%
     Expenses reimbursed                         .02%

Portfolio turnover                               18%

Net assets, ending (in thousands)                $5,804

Number of shares outstanding,
ending (in thousands)                            1,137

<F32>Total return does not reflect deduction of front-end sales charge.
<F33>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Michigan Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.74               $5.09
Income from investment operations
     Net investment income                       .24                 .23
     Net realized and unrealized gain (loss)
         on investments                          .37                 (.35)
         Total from investment operations        .61                 (.12)

Distributions from
     Net investment income                       (.23)               (.23)

Total increase (decrease) in net asset value     .38                 (.35)

Net asset value, ending                          $5.12               $4.74

Total return<F34>                                13.08%              (2.42%)

Ratio to average net assets
     Net investment income                       4.76%               4.76%
     Total expenses<F35>                         .52%                --
     Net expenses                                .48%                .18%
     Expenses reimbursed                         .39%                .84%

Portfolio turnover                               22%                 65%

Net assets, ending (in thousands)                $4,556              $5,255

Number of shares outstanding,
ending (in thousands)                            890                 1,109

<F34>Total return does not reflect deduction of front-end sales charge.
<F35>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                 From Inception
                                                 (October 1, 1993)
Michigan Shares                                  through Dec. 31, 1993
Net asset value, beginning                       $5.00
Income from investment operations
     Net investment income                       .04
     Net realized and unrealized gain (loss)
         on investments                          .09
         Total from investment operations        .13

Distributions from
     Net investment income                       (.04)

Total increase (decrease) in net asset value     .09

Net asset value, ending                          $5.09

Total return<F36>                                10.28%

Ratio to average net assets
     Net investment income                       4.27%(a)
     Total expenses<F37>                         --
     Net expenses                                --
     Expenses reimbursed                         .89%(a)

Portfolio turnover                               --

Net assets, ending (in thousands)                $4,287

Number of shares outstanding,
ending (in thousands)                            842

(a) Annualized

<F36>Total return does not reflect deduction of front-end sales charge.
<F37>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


New York Shares
Year Ended December 31,                          1997
Net asset value, beginning
Income from investment operations
     Net investment income
     Net realized and unrealized gain (loss)
         on investments
         Total from investment operations

Distributions from
     Net investment income
     Net realized gain
         Total distributions

Total increase (decrease) in net asset value

Net asset value, ending

Total return<F38>

Ratio to average net assets
     Net investment income
     Total expenses<F39>
     Net expenses
     Expenses reimbursed

Portfolio turnover

Net assets, ending (in thousands)

Number of shares outstanding,
ending (in thousands)

<F38>Total return does not reflect deduction of front-end sales charge.
<F39>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


New York Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.12
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.02)
         Total from investment operations        .19

Distributions from
     Net investment income                       (.22)
     Net realized gain                           --
         Total distributions                     (.22)

Total increase (decrease) in net asset value     (.03)

Net asset value, ending                          $5.09

Total return<F38>                                3.79%

Ratio to average net assets
     Net investment income                       4.20%
     Total expenses<F39>                         1.13%
     Net expenses                                .98%
     Expenses reimbursed                         .03%

Portfolio turnover                               19%

Net assets, ending (in thousands)                $6,218

Number of shares outstanding,
ending (in thousands)                            1,222

<F38>Total return does not reflect deduction of front-end sales charge.
<F39>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


New York Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.05
Income from investment operations
     Net investment income                       .22                 .23
     Net realized and unrealized gain (loss)
         on investments                          .41                 (.34)
         Total from investment operations        .63                 (.11)

Distributions from
     Net investment income                       (.22)               (.23)

Total increase (decrease) in net asset value     .41                 (.34)

Net asset value, ending                          $5.12               $4.71

Total return<F40>                                13.72%              (2.26%)

Ratio to average net assets
     Net investment income                       4.47%               4.77%
     Total expenses<F41>                         .58%                --
     Net expenses                                .50%                .18%
     Expenses reimbursed                         .49%                1.13%

Portfolio turnover                               13%                 56%

Net assets, ending (in thousands)                $3,573              $2,648

Number of shares outstanding,
ending (in thousands)                            698                 562

<F40>Total return does not reflect deduction of front-end sales charge.
<F41>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                 From Inception
                                                 (October 1, 1993)
New York Shares                                  through Dec. 31, 1993
Net asset value, beginning                       $5.00
Income from investment operations
     Net investment income                       .04
     Net realized and unrealized gain (loss)
         on investments                          .05
         Total from investment operations        .09

Distributions from
     Net investment income                       (.04)

Total increase (decrease) in net asset value     .05

Net asset value, ending                          $5.05

Total return<F42>                                7.22%

Ratio to average net assets
     Net investment income                       3.81%(a)
     Total expenses<F43>                         --
     Net expenses                                --
     Expenses reimbursed                         2.00%(a)

Portfolio turnover                               --

Net assets, ending (in thousands)                $2,236

Number of shares outstanding,
ending (in thousands)                            433

(a) Annualized

<F42>Total return does not reflect deduction of front-end sales charge.
<F43>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Pennsylvania Shares
Year Ended December 31,                          1997
Net asset value, beginning
Income from investment operations
     Net investment income
     Net realized and unrealized gain (loss)
         on investments
         Total from investment operations

Distributions from
     Net investment income

Total increase (decrease) in net asset value

Net asset value, ending

Total return<F44>

Ratio to average net assets
     Net investment income
     Total expenses<F45>
     Net expenses
     Expenses reimbursed

Portfolio turnover

Net assets, ending (in thousands)

Number of shares outstanding,
ending (in thousands)

<F44>Total return does not reflect deduction of front-end sales charge.
<F45>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Pennsylvania Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.10
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.02)
         Total from investment operations        .19

Distributions from
     Net investment income                       (.21)

Total increase (decrease) in net asset value     (.02)

Net asset value, ending                          $5.08

Total return<F44>                                3.92%

Ratio to average net assets
     Net investment income                       4.45%
     Total expenses<F45>                         1.11%
     Net expenses                                .93%
     Expenses reimbursed                         .05%

Portfolio turnover                               9%

Net assets, ending (in thousands)                $4,486

Number of shares outstanding,
ending (in thousands)                            883

<F44>Total return does not reflect deduction of front-end sales charge.
<F45>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Pennsylvania Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.00
Income from investment operations
     Net investment income                       .25                 .22
     Net realized and unrealized gain (loss)
         on investments                          .37                 (.29)
         Total from investment operations        .62                 (.07)

Distributions from
     Net investment income                       (.23)               (.22)

Total increase (decrease) in net asset value     .39                 (.29)

Net asset value, ending                          $5.10               $4.71

Total return<F46>                                13.51%              (1.29%)

Ratio to average net assets
     Net investment income                       5.10%               4.94%
     Total expenses<F47>                         .49%                --
     Net expenses                                .41%                .26%
     Expenses reimbursed                         .54%                .94%

Portfolio turnover                               17%                 96%

Net assets, ending (in thousands)                $2,522              $1,872

Number of shares outstanding,
ending (in thousands)                            495                 398

<F46>Total return does not reflect deduction of front-end sales charge.
<F47>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

Comparative Performance Information. Total return for the Funds' shares for the periods indicated are as follows:

Total returns with maximum sales charge (average annual total returns) are as follows:

Periods Ended
December 31, 1997                      One Year               Since
Inception

National Municipal Fund                ___%                   ___% (9/30/92)
Arizona Municipal Fund                 ___%                   ___%(12/31/93)
Florida Municipal Fund                 ___%                   ___%(12/31/93)
Michigan Municipal Fund                ___%                   ___% (9/30/93)
New York Municipal Fund                ___%                   ___% (9/30/93)
Pennsylvania Municipal Fund            ___%                   ___% (12/31/93)

Returns without maximum sales charge are as follows:

Periods Ended
December 31, 1997                      One Year              Since
Inception

National Municipal Fund                ___%                 ___% (9/30/92)
Arizona Municipal Fund                 ___%                 ___% (12/31/93)
Florida Municipal Fund                 ___%                 ___%(12/31/93)
Michigan Municipal Fund                ___%                 ___% (9/30/93)
New York Municipal Fund                ___%                 ___% (9/30/93)
Pennsylvania Municipal Fund            ___%                 ___% (12/31/93)

The total return figures shown above include the effect of the maximum sales charge of 2.75%, changes in share price, and reinvestment of dividends and distributions. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders.

---------------------------------------------------------------------------
                     COMPARISON OF INVESTMENT POLICIES
 ...........................................................................

As noted in the "Summary" above, the investment objectives of the Funds are similar. The National Municipal Fund and the State Municipal Funds "seek to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality and maturity characteristics;" however, the National Municipal Fund will not seek and its distributions will not be, exempt from any state income taxes. The Funds invest in nondiversified portfolios of municipal obligations. Nonetheless, there are certain differences in addition to the differences in state income taxation.

The National Municipal Fund invests at least 65% of its total assets in municipal obligations with interest that, for most investors, is exempt from federal income tax. Municipal obligations in which the National Municipal Fund may invest include, but are not limited to, general obligation bonds and notes of state and local issuers, revenue bonds of various transportation, housing, utilities (i.e., water and sewer), hospital and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation therein, and private activity bonds.

The State Municipal Funds invest in state-specific municipal obligations with interest that, for most investors, is exempt from federal and that state's income tax. Each State Municipal Fund invests at least 65% of its total assets in municipal obligations with interest that is exempt from federal and specific state income tax, including those issued by or on behalf of the state for which the Fund is named and its political subdivisions. Each State Municipal Fund also attempts to invest its remaining assets in these obligations, but may invest its remaining assets in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions.

For liquidity purposes or pending the investment of the proceeds of the sale of its shares, each State Municipal Fund invests in and derives up to 35% of its income from taxable short-term money market type investments whereas the National Municipal Fund is limited in making such temporary investments to 20% of its income.

There is risk inherent in investing primarily in the obligations of any one state, since economic and political changes in the state may affect those obligations whereas the National Municipal Fund, investing in various states, does not expose itself to the risks inherent in investing in a single state.

The fundamental investment restrictions of the Funds are identical except that the State Municipal Funds may not make any loans whereas the National Municipal Fund may make loans through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The National Municipal Fund may not purchase or sell physical commodities except that it may enter into futures contracts and options thereon whereas the State Municipal Funds are not so restricted.

None of the Funds may invest 25% or more of its assets in any particular industry or industries, however, each State Municipal Fund may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will invest in more than 20% of such obligations only during abnormal market conditions. Further, the State Municipal Funds may not invest 25% or more of its assets in the securities of any one issuer.

The nonfundamental investment restrictions of the Funds are identical except that the State Municipal Funds are not restricted as to the following where the National Municipal Funds may not: purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Fund's net assets; invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, exceeds 5% of the Fund's total assets; or purchase securities on margin, except that it may make margin deposits in connection with futures contacts or options on futures.

---------------------------------------------------------------------------
                   INFORMATION ABOUT THE REORGANIZATION
 ...........................................................................

Plan of Reorganization. The proposed Agreement and Plan of Reorganization (the "Agreement" or "Plan") provides that National Municipal Fund will acquire all the assets and substantially all of the liabilities of the State Municipal Funds in exchange for shares of National Municipal Fund on the Closing Date (as defined in Section 2(b) of the Plan). A copy of the Plan is attached as Exhibit A to this Proxy Statement. Discussion of the Plan herein is qualified in its entirety by reference to the Plan in Exhibit A. The number of full and fractional National Municipal Fund shares to be issued to shareholders of the State Municipal Funds will equal the value of the shares of the State Municipal Funds outstanding immediately prior to the reorganization. Portfolio securities of the State Municipal Funds and National Municipal Fund will be valued in accordance with the valuation practices of National Municipal Fund which are described on page 23 of the National Municipal Fund prospectus and on page 9 of its Statement of Additional Information. At the time of the reorganization, National Municipal Fund will assume and pay all of each State Municipal Fund's then current obligations and liabilities. The reorganization will be accounted for by the method of accounting for tax-free reorganizations of investment companies, sometimes referred to as the "pooling without restatement" method.

As soon as practicable after the Closing Date, the State Municipal Funds will liquidate and distribute pro rata to their shareholders of record as of the close of business on the Closing Date the full and fractional shares of National Municipal Fund at an aggregate net asset value equal to the value of the shareholder's investment in the State Municipal Funds next determined after the effective time of the transaction. This method of valuation is also consistent with interpretations of Rule 22c-1 under the Investment Company Act of 1940 by the Securities and Exchange Commission's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of National Municipal Fund in the name of such State Municipal Funds' shareholders, each representing the respective pro rata number of full and fractional shares of National Municipal Fund due the shareholder.

The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated and the reorganization abandoned as to any State Municipal Fund at any time before or after approval by any State Municipal Fund's shareholders, prior to the Closing Date by mutual consent of the respective State Municipal Fund and the National Municipal Fund, or by either if any condition set forth in the Plan has not been fulfilled or is waived by the party entitled to its benefits. In accordance with the Plan, each State Municipal Fund and the National Municipal Fund will be responsible for payment of their pro rata expenses incurred in connection with the reorganization.
 ...........................................................................

Description of National Municipal Fund Shares. Full and fractional shares of National Municipal Fund will be issued to each State Municipal Fund shareholder in accordance with the procedures under the Plan as described above. Each share will be fully paid and nonassessable when issued and transferable without restrictions and will have no preemptive or conversion rights.
 ...........................................................................

Federal Income Tax Consequences. The Plan is a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. The Plan is conditioned upon the issuance of an opinion by outside counsel to the Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) no gain or loss will be recognized by the State Municipal Funds or National Municipal Fund upon the transfer of the State Municipal Funds assets to, and the assumption of substantially all of its liabilities by, National Municipal Fund in exchange for National Municipal Fund shares (Section 1032(a)); (2) no gain or loss will be recognized by shareholders of a State Municipal Fund upon the exchange of the State Municipal Fund's shares for National Municipal Fund shares (Section 361(a)); (3) the basis and holding period immediately after the reorganization for National Municipal Fund shares received by each State Municipal Fun's shareholders pursuant to the reorganization will be the same as the basis and holding period of the State Municipal Fund's shares held immediately prior to the exchange (Section 354, 356); and (4) the basis and holding period immediately after the reorganization of each State Municipal Fund's assets acquired by National Municipal Fund will be the same as the basis and holding period of such assets of each State Municipal Fund immediately prior to the reorganization (Section 362(b), 1223(2)).

Opinions of counsel are not binding on the Internal Revenue Service or the courts. If the reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable. Shareholders of the State Municipal Funds should consult their tax advisors regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the reorganization, shareholders of the State Municipal Funds should also consult their tax advisors as to the state and local tax consequences, if any, of the reorganization.
 ...........................................................................

Effect of the Reorganization on Capital Loss Carryforwards. The following tables provide comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of portfolio securities of National Municipal Fund and the State Municipal Funds as of [DATE], and the capital loss carryforwards of each at the end of its last fiscal year.

National Municipal Fund
Capital Loss Carryforward at [DATE]        [$______]
Realized Gains (losses) [DATE] - [DATE]    [$______]
Net Unrealized appreciation at [DATE]      [$______]

Florida Municipal Fund
Capital Loss Carryforward at [DATE]        [$______]
Realized Gains (losses) [DATE] - [DATE]    [$______]
Net Unrealized appreciation at [DATE]      [$______]

New York Municipal Fund
Capital Loss Carryforward at [DATE]        [$______]
Realized Gains (losses) [DATE] - [DATE]    [$______]
Net Unrealized appreciation at [DATE]      [$______]

Arizona Municipal Fund
Capital Loss Carryforward at [DATE]        [$______]
Realized Gains (losses) [DATE] - [DATE]    [$______]
Net Unrealized appreciation at [DATE]      [$______]

Michigan Municipal Fund
Capital Loss Carryforward at [DATE]        [$______]
Realized Gains (losses) [DATE] - [DATE]    [$______]
Net Unrealized appreciation at [DATE]      [$______]

Pennsylvania Municipal Fund
Capital Loss Carryforward at [DATE]        [$______]
Realized Gains (losses) [DATE] - [DATE]    [$______]
Net Unrealized appreciation at [DATE]      [$______]

If the reorganization does not occur, the respective State Municipal Funds' loss carryforwards should be available to offset any net realized capital gains of the respective State Municipal Funds through 2005. It is anticipated that no distributions of net realized capital gains would be made by the State Municipal Funds until the capital loss carryforwards expire or are offset by net realized capital gains.

If the reorganization is consummated, National Municipal Fund will be constrained in the extent to which it can use the capital loss carryforwards of the respective State Municipal Funds because of limitations imposed by the Code on the occurrence of an ownership change. National Municipal Fund should be able to use in each year a capital loss carryforward in an amount equal to the value of the respective State Municipal Fund's loss carryforward on the date of the reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 1998, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of the reorganization, currently anticipated to close on or about [DATE].

The Advisor believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, and the differing consequences of federal and various other income taxation on a distribution received by each shareholder whose tax liabilities (if any) are determined by the net effect of a multitude of considerations that are individual to the shareholder. State Municipal Fund shareholders who need information as to state and local tax consequences, if any, should consult their tax advisors.
 ...........................................................................

Capitalization. The following table shows the capitalization of the Funds as of [RECORD DATE], and on a pro forma basis as of the date of the proposed acquisition of assets at net asset value:


Net Assets                 Arizona       Florida        Michigan
Net Asset Value Per Share  [$_____]     [$_____]        [$_____]
Shares Outstanding         [#]          [#]             [#]

Net Assets                 New York     Pennsylvania    Pro Forma Combined*
Net Asset Value Per Share  [$_____]     [$_____]        [$_____]
Shares Outstanding         [#]          [#]             [#]

*The Pro Forma combined net assets does not reflect adjustments with respect to distributions prior to the reorganization. Total National Municipal Fund shares issued pro forma to State Municipal Fund shareholders would be [#] for the Arizona Municipal Fund, [#] for the Florida Municipal Fund, [#] for the Michigan Municipal Fund, [#] for the New York Municipal Fund and [#] for the Pennsylvania Municipal Fund. The actual exchange ratio will be determined based on the relative net asset value per share on the acquisition date.

---------------------------------------------------------------------------
               COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
 ...........................................................................

All of the Funds (with the exception of the Calvert Florida Municipal Intermediate Fund which is a series of First Variable Rate Fund for Government Income, a Massachusetts business trust) are series of the same open-end management investment company that is organized as a Maryland corporation, and as such share a common Articles of Incorporation and Bylaws. There are no significant differences between the Declaration of Trust and the Articles of Incorporation and the Bylaws of the State Municipal Funds. After the merger, the operations of the National Municipal Fund will continue to be governed by the Articles of Incorporation and Bylaws of Calvert as they now exist.



---------------------------------------------------------------------------
                        INFORMATION ABOUT THE FUNDS
 ...........................................................................

Information about the State Municipal Funds and the National Municipal Fund is included in a joint prospectus dated April 30, 1997. Copies of the Prospectus are included with this Prospectus and Proxy Statement and are incorporated by reference into it. Additional information about National Municipal Fund and the State Municipal Funds is included in separate Statements of Additional Information, both dated April 30, 1997, which have been filed with the Securities and Exchange Commission and are incorporated by reference into this Prospectus and Proxy Statement. The audited Annual Reports to Shareholders of each Fund are also incorporated by reference into this proxy statement. Copies of the Statements of Additional Information and Annual Reports may be obtained without charge by writing to the Funds at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 or by calling (800) 368-2748. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and in accordance therewith, file proxy material, reports and other information with the Securities and Exchange Commission. These reports may be inspected and copied at the Public Reference facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of the material may also be obtained from the Office of Consumer Affairs and Information Services of the Securities and Exchange Commission at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information and proxy statements filed by Calvert on behalf of the Funds, which file such information electronically with Securities and Exchange Commission.

---------------------------------------------------------------------------
                              OTHER BUSINESS
 ...........................................................................

The Directors of the State Municipal Funds do not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

---------------------------------------------------------------------------
                            VOTING INFORMATION
 ...........................................................................

Proxies from the shareholders of the State Municipal Funds are being solicited by the Directors of Calvert for the Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 10:00 a.m. on [DAY], April __, 1998, or at such later time or date made necessary by adjournment. A proxy may be revoked at any time before the meeting or during the meeting by oral or written notice to William M. Tartikoff, Esq., Secretary, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the Plan. Abstentions and broker non-votes will be counted as Shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present.

Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile or other such means, or by personal contact by officers or employees of Calvert Group and its affiliates or by proxy soliciting firms retained for this purpose. The State Municipal Funds will bear solicitation costs.

Shareholders of the State Municipal Funds of record at the close of business on [RECORD DATE] ("record date") are entitled to notice of and to vote at the Special Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held. As of [RECORD DATE], as shown on the books of the State Municipal Funds, there were issued and outstanding [#] shares of the Arizona Municipal Fund, [#] shares of the Florida Municipal Fund, [#] shares of the Michigan Municipal Fund, [#] shares of the New York Municipal Fund and [#] shares of the Pennsylvania Municipal Fund. The votes of the shareholders of National Municipal Fund are not being solicited since their approval or consent is not necessary for this transaction. As of [DATE], the officers and directors of the respective
State Municipal Funds as a group beneficially owned less than 1% of the outstanding shares of the respective State Municipal Funds.

As of [RECORD DATE], no shareholders owned of record 5% or more of the shares of the respective State Municipal Funds.

---------------------------------------------------------------------------
                                ADJOURNMENT
 ...........................................................................

In the event that sufficient votes in favor of the proposals set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to any such proposals. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposals. They will vote against any such adjournment those proxies that have voted against any such proposals.

By Order of the Directors
William M. Tartikoff, Esq.
Secretary

The Directors of Calvert Municipal Fund, Inc. and First Variable Rate Fund for Government Income, including the Independent Directors, recommend a Vote FOR Approval of the Plan.

THE CALVERT MUNICIPAL FUND, INC. :
CALVERT ARIZONA MUNICIPAL INTERMEDIATE FUND
CALVERT MICHIGAN MUNICIPAL INTERMEDIATE FUND
CALVERT NEW YORK MUNICIPAL INTERMEDIATE FUND
CALVERT PENNSYLVANIA MUNICIPAL INTERMEDIATE FUND

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME:
CALVERT FLORIDA MUNICIPAL INTERMEDIATE FUND

THIS PROXY IS SOLICITED BY THE BOARDS OF TRUSTEES/DIRECTORS

The undersigned, revoking previous proxies, hereby appoint(s) William M. Tartikoff, Esq. and Barbara J. Krumsiek, attorneys, with full power of substitution, to vote all shares of Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund, and Calvert Pennsylvania Municipal Intermediate Fund, that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on [DAY], April __, 1998, at 10:00 a.m. and at any adjournment thereof. All powers may be exercised by a majority of the proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

NOTE: Please sign
exactly as your name
appears on this Proxy.
When signing in a
fiduciary capacity, such
as executor,
administrator, trustee,
guardian, etc., please
so indicate. Corporate
and partnership proxies
should be signed by an
authorized person
indicating the person's
title.

                              Date: ________________________, 1998

                              __________________________________

                              __________________________________
                              Signature(s) (Title(s), if applicable)


PLEASE SIGN, DATE, AND RETURN
PROMPTLY IN ENCLOSED ENVELOPE

--------------------------------------------------------------------------

Please refer to the Proxy Statement discussion on this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARDS OF TRUSTEES/DIRECTORS RECOMMEND A VOTE FOR THE FOLLOWING:

1. To act upon a proposal to approve an Agreement and Plan of Reorganization whereby Calvert National Municipal Intermediate Fund, a series of the Calvert Municipal Fund, Inc., will (i) acquire all of the assets of the Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund; and (ii) assume certain identified liabilities of each of the above-named Funds as substantially discussed in the accompanying Prospectus and Proxy Statement.

         [  ] For                   [  ] Against              [  ] Abstain

2. To transact any other business that may properly come before the Special Meeting or any adjournment or adjournments thereof.

                                                                Exhibit A

                      FORM OF AGREEMENT AND PLAN OF REORGANIZATION


This AGREEMENT AND PLAN OF REORGANIZATION, dated as of [DATE], is among Calvert National Municipal Intermediate Fund ("National Municipal Fund"), Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund (together, the "State Municipal Funds"). The National Municipal Fund and the State Municipal Funds (with the exception of the Calvert Florida Municipal Intermediate Fund) are series of the Calvert Municipal Fund, Inc. while the Calvert Florida Municipal Intermediate Fund is a series of First Variable Rate Fund for Government Income (together, "Calvert").

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1.       SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of the State Municipal Funds shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement and Plan of Reorganization (the "Agreement" or "Plan"). National Municipal Fund shall furnish to the State Municipal Funds such data and information as shall be reasonably requested by the State Municipal Funds for inclusion in the information to be furnished to their shareholders in connection with the meeting.

2.       REORGANIZATION

(a) Plan of Reorganization. The State Municipal Funds will convey, transfer, and deliver to National Municipal Fund all of the then-existing assets of the State Municipal Funds at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, National Municipal Fund agrees at the Closing:

     (i) to assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 2(b)), all of the State Municipal Funds' obligations and liabilities, whether absolute, accrued, contingent, or otherwise; and

     (ii) to deliver to the State Municipal Funds in exchange for the assets the number of full and fractional shares of common stock of National Municipal Fund ("National Municipal Fund Shares") to be determined as follows: In accordance with Section 3 of this Agreement, the number of shares shall be determined by dividing the per share net asset value of the State Municipal Funds Shares (rounded to the nearest million) by the net asset value per share of National Municipal Fund (rounded to the nearest million) and multiplying the quotient by the number of outstanding shares of the State Municipal Funds as of the close of business on the closing date. It is expressly agreed that there will be no sales charge to State Municipal Funds, or to any of the shareholders of the State Municipal Funds upon distribution of National Municipal Fund Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

     (i) the later of receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the State Municipal Funds at which the Plan will be considered, or

     (ii)          such later date as the parties may mutually agree.

3.       VALUATION OF NET ASSETS

(a) The value of State Municipal Funds' net assets to be transferred to National Municipal Fund under this Agreement shall be computed as of the close of business on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in National Municipal Fund 's prospectus.

(b) The net asset value per share of National Municipal Fund Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by National Municipal Fund 's Controller using the same valuation procedures as set forth in National Municipal Fund 's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of State Municipal Funds' net assets to be transferred to National Municipal Fund pursuant to paragraph 2 of this Agreement, certified by the Controller of State Municipal Funds, shall be furnished by the State Municipal Funds to National Municipal Fund at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of National Municipal Fund Shares pursuant to paragraph 2 of this Agreement, certified by the Controller of National Municipal Fund, shall be furnished by National Municipal Fund to the State Municipal Funds at the Closing.

4.       LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the State Municipal Funds will distribute pro rata to the State Municipal Funds' shareholders of record as of the close of business on the Closing Date the shares of National Municipal Fund received by the State Municipal Funds pursuant to this Section. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of National Municipal Fund in the names of each such shareholder of State Municipal Funds, representing the respective pro rata number of full shares and fractional interests in shares of National Municipal Fund due to each. No such shareholder accounts shall be established by National Municipal Fund or its transfer agent for National Municipal Fund except pursuant to written instructions from State Municipal Funds, and the State Municipal Funds agree to provide on the Closing Date instructions to transfer to a shareholder account for each former the State Municipal Funds shareholder a pro rata share of the number of shares of National Municipal Fund received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by National Municipal Fund or its transfer agent to each shareholder of the State Municipal Funds receiving such distribution of shares of National Municipal Fund informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Following the Closing Date and until surrendered, each outstanding share certificate representing shares of the State Municipal Funds shall be deemed for all purposes to evidence ownership of shares of National Municipal Fund that the holder is entitled to receive in exchange for the certificate. The shares of National Municipal Fund that the holder is entitled to receive with respect to State Municipal Funds' share certificates not yet surrendered will be held by National Municipal Fund 's transfer agent on behalf of the shareholder, but may not be transferred or redeemed until surrender of State Municipal Funds' share certificates in proper form for transfer to National Municipal Fund 's transfer agent or, in lieu thereof, the posting of a lost certificate bond or other surety instrument deemed acceptable to National Municipal Fund 's transfer agent. All of National Municipal Fund 's distributions attributable to the shares represented by the share certificates of the State Municipal Funds retained by shareholders will be paid to the shareholder in cash or invested in additional shares of National Municipal Fund at the net asset value in effect on the respective payment dates in accordance with instructions previously given by the shareholder to State Municipal Funds' transfer agent.

      Share certificates representing holdings of shares of National Municipal Fund shall not be issued unless requested by the shareholder and, if such a request is made, share certificates of National Municipal Fund will be issued only for full shares of National Municipal Fund and any fractional interests in shares shall be credited in the shareholder's account with National Municipal Fund.

(d) As promptly as is practicable after the liquidation of State Municipal Funds, and in no event later than 12 months from the date of this Agreement, the State Municipal Funds shall be terminated pursuant to the provisions of the Plan and Calvert's Articles of Incorporation.

(e) Immediately after the Closing Date, the share transfer books of the State Municipal Funds shall be closed and no transfer of shares shall thereafter be made on those books.

5.       ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of Calvert, which governs its series National Municipal Fund, as in effect immediately prior to the Effective Time of the Reorganization shall continue to be the Articles of Incorporation until amended as provided by law.

(b) By-laws. The By-laws of Calvert, which govern its series National Municipal Fund, in effect at the Effective Time of the Reorganization shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with the Trust Indenture or said By-laws.

6.       REPRESENTATIONS AND WARRANTIES OF NATIONAL MUNICIPAL FUND

(a) Organization, Existence, etc. National Municipal Fund is a duly organized series of Calvert, validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, National Municipal Fund is not qualified to do business as a foreign corporation under the laws of any jurisdiction. National Municipal Fund has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Calvert, of which National Municipal Fund is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end nondiversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. National Municipal Fund has an unlimited number of shares of beneficial interest, no par value, of which as of [DATE], [#] shares were outstanding, and no shares were held in the treasury of National Municipal Fund. All of the outstanding shares of National Municipal Fund have been duly authorized and are validly issued, fully paid, and non-assessable. Since National Municipal Fund is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Financial Statements. The financial statements of National Municipal Fund for the year ended December 31, 1997 ("National Municipal Fund Financial Statements"), previously delivered to State Municipal Funds, fairly present the financial position of National Municipal Fund as of December 31, 1997 and the results of its operations and changes in its net assets for the year then ended.

(e) Shares to be Issued Upon Reorganization. National Municipal Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(f) Authority Relative to this Agreement. Calvert has the power to enter into the Plan on behalf of its series National Municipal Fund and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Boards of Trustees/Directors of Calvert and no other proceedings by Calvert are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. National Municipal Fund is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree which would be violated by its executing and carrying out the Plan.

(g) Liabilities. There are no liabilities of Calvert on behalf of its series National Municipal Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in National Municipal Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 1997 or otherwise previously disclosed to State Municipal Funds, none of which has been materially adverse to the business, assets or results of operations of National Municipal Fund.

(h) Litigation. To the knowledge of National Municipal Fund there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect National Municipal Fund or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(i) Contracts. Except for contracts and agreements previously disclosed to the State Municipal Funds under which no default exists, National Municipal Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(j) Taxes. The federal income tax returns of National Municipal Fund have been filed for all taxable years to and including December 31, 1997, and all taxes payable pursuant to such returns have been paid. National Municipal Fund has qualified as a regulated investment company under the Internal Revenue Code in respect to each taxable year of National Municipal Fund since commencement of its operations.

(k) Registration Statement. National Municipal Fund shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of National Municipal Fund issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

         (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

         (ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the Statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by National Municipal Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the Statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the State Municipal Funds for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in
Section 7(k).

7.       REPRESENTATIONS AND WARRANTIES OF STATE MUNICIPAL FUNDS

(a) Organization, Existence, etc. The State Municipal Funds (with the exception of the Calvert Florida Municipal Intermediate Fund) are duly organized series of Calvert, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on their business as it is now being conducted. The Calvert Florida Municipal Intermediate Fund is a duly organized series of Calvert, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has power to carry on its business as it is now being conducted. Currently, the State Municipal Funds are not qualified to do business as a foreign corporation under the laws of any jurisdiction. The State Municipal Funds have all necessary federal, state and local authorization to own all of their properties and assets and to carry on their business as now being conducted.

(b) Registration as Investment Company. Calvert, of which the State Municipal Funds are series, is registered under the Act as an open-end nondiversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The State Municipal Funds have an unlimited number of shares of beneficial interest, no par value, of which as of [DATE], [#] shares were outstanding, and no shares were held in the treasury of State Municipal Funds. All of the outstanding shares of the State Municipal Funds have been duly authorized and are validly issued, fully paid, and non-assessable. Since the State Municipal Funds are series of open-end investment companies engaged in the continuous offering and redemption of their shares, the number of outstanding shares of the State Municipal Funds may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The financial statements of the State Municipal Funds for the year ended December 31, 1997 ("the State Municipal Funds Financial Statements"), previously delivered to National Municipal Fund, fairly present the financial position of the State Municipal Funds as of December 31, 1997 and the results of their operations and changes in their net assets for the year then ended.

(e) Authority Relative to the Plan. Calvert has the power to enter into the Plan on behalf of the State Municipal Funds and to carry out their obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Directors of Calvert and, except for approval by the holders of their capital stock, no other proceedings by Calvert are necessary to authorize their officers to effectuate the Plan and the transactions contemplated. the State Municipal Funds are not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by their executing and carrying out the Plan.

(f) Liabilities. There are no liabilities of the State Municipal Funds whether or not determined or determinable, other than liabilities disclosed or provided for in the State Municipal Funds Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 1997 or otherwise previously disclosed to National Municipal Fund, none of which has been materially adverse to the business, assets, or results of operations of State Municipal Funds.

(g) Litigation. To the knowledge of the State Municipal Funds, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the State Municipal Funds or their assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to National Municipal Fund under which no default exists, Calvert, on behalf of the State Municipal Funds, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the State Municipal Funds have been filed for all taxable years to and including the taxable year ended December 31, 1997 and all taxes payable pursuant to such returns have been paid. The State Municipal Funds have qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of the State Municipal Funds since commencement of their operations.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the State Municipal Funds as of the Effective Time of the Reorganization will be owned by Calvert on behalf of the State Municipal Funds free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The State Municipal Funds will cooperate with National Municipal Fund in connection with the Registration Statement referred to in Section 6(k) of this Agreement, and will furnish to National Municipal Fund the information relating to the State Municipal Funds required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to State Municipal Funds:

          (i) will comply in all material respects with the provisions of the Securities Act and its regulations, and

         (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the Statements therein not misleading.

          Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section I and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by National Municipal Fund, insofar as it relates to State Municipal Funds, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the Statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the State Municipal Funds for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

8.       CONDITIONS TO OBLIGATIONS OF STATE MUNICIPAL FUNDS

The obligations of the State Municipal Funds under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of the holders of a majority of the outstanding shares of capital stock of State Municipal Funds.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, National Municipal Fund shall have complied with each of its responsibilities under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of National Municipal Fund since December 31, 1997. As of the Effective Time of the Reorganization, the State Municipal Funds shall have received a certificate from National Municipal Fund satisfactory in form and substance to the State Municipal Funds indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(k) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The State Municipal Funds shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to State Municipal Funds, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the State Municipal Funds and their shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the Statements made in the Plan, the proxy statement which will be distributed to the shareholders of the State Municipal Funds in connection with the Reorganization, and on such other written representations as the State Municipal Funds and National Municipal Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

         (i) neither the State Municipal Funds nor National Municipal Fund will recognize any gain or loss upon the transfer of the assets of the State Municipal Funds to and the assumption of their liabilities by National Municipal Fund in exchange for National Municipal Fund Shares and upon the distribution (whether actual or constructive) of National Municipal Fund Shares to its shareholders in exchange for their shares of capital stock of State Municipal Funds;

         (ii) the shareholders of the State Municipal Funds who receive National Municipal Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of the State Municipal Funds for National Municipal Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

         (iii) the basis of National Municipal Fund Shares received by State Municipal Funds' shareholders will be the same as the basis of the shares of capital stock of the State Municipal Funds surrendered in the exchange; and

         (iv) the basis of the State Municipal Funds' assets acquired by National Municipal Fund will be the same as the basis of such assets to the State Municipal Funds immediately prior to the Reorganization.

9.    CONDITIONS TO OBLIGATIONS OF NATIONAL MUNICIPAL FUND

The obligations of National Municipal Fund under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the State Municipal Funds shall have complied with each of their obligations under this Agreement, each of the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the State Municipal Funds since December 31, 1997. National Municipal Fund shall have received a certificate from the State Municipal Funds satisfactory in form and substance to National Municipal Fund indicating that they have met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. National Municipal Fund shall have received the opinion of counsel, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to National Municipal Fund, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the State Municipal Funds and the shareholders of State Municipal Funds. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the Statements made in the Plan, the proxy statement which will be distributed to the shareholders of the State Municipal Funds in connection with the Reorganization, and on such other written representations as the State Municipal Funds and National Municipal Fund, respectively, will have verified as of the Effective Time of the Reorganization. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

     (i) neither the State Municipal Funds nor National Municipal Fund will recognize any gain or loss upon the transfer of the assets of the State Municipal Funds to, and the assumption of their liabilities by, National Municipal Fund in exchange for National Municipal Fund Shares and upon the distribution (whether actual or constructive) of National Municipal Fund Shares to its shareholders in exchange for their shares of beneficial interest of State Municipal Funds;

     (ii) the shareholders of the State Municipal Funds who receive National Municipal Fund Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of the State Municipal Funds for National Municipal Fund Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

     (iii) the basis of National Municipal Fund Shares received by State Municipal Funds' shareholders will be the same as the basis of the shares of capital stock of the State Municipal Funds surrendered in the exchange; and

     (iv) the basis of the State Municipal Funds assets acquired by National Municipal Fund will be the same as the basis of such assets to the State Municipal Funds immediately prior to the Reorganization.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Boards of Trustees/Directors of Calvert, amend the Plan at any time before or after approval of the Plan by shareholders of State Municipal Funds, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The State Municipal Funds may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to National Municipal Fund if: (i) a material condition to their performance under this Agreement or a material covenant of National Municipal Fund contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by National Municipal Fund.

(d) National Municipal Fund may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the State Municipal Funds if: (i) a material condition to its performance under this Agreement or a material covenant of the State Municipal Funds contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by State Municipal Funds.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of State Municipal Funds, without liability on the part of either party hereto or their respective trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 1997 if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11.      EXPENSES

The State Municipal Funds and National Municipal Fund will bear their own expenses incurred in connection with this Reorganization.

12.      GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to each of the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the State Municipal Funds and National Municipal Fund have caused the Plan to be executed on their behalf by their Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.



(SEAL)                                      ARIZONA MUNICIPAL INTERMEDIATE FUND


Attest:


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President

(SEAL)                                      FLORIDA MUNICIPAL INTERMEDIATE FUND


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President




(SEAL)                                      MICHIGAN MUNICIPAL INTERMEDIATE
FUND


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President




(SEAL)                                      NEW YORK MUNICIPAL INTERMEDIATE
FUND


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President




(SEAL)                                      PENNSYLVANIA MUNICIPAL INTERMEDIATE
                                             FUND


By:      _________________________  By:     _______________________________
                                            Barbara J. Krumsiek, President




(SEAL)                                      NATIONAL MUNICIPAL INTERMEDIATE
FUND


By:      _________________________  By:     _______________________________
                                            William M. Tartikoff
                                            Senior Vice President

             The Calvert Municipal Intermediate Fund, Inc.
                  STATEMENT OF ADDITIONAL INFORMATION

                            [DATE]

                   Acquisition of the Assets of the
             Calvert Arizona Municipal Intermediate Fund,
             Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund
       (series of the Calvert Municipal Intermediate Fund, Inc.)

             Calvert Florida Municipal Intermediate Fund,
     (a series of First Variable Rate Fund for Government Income)

                  4550 Montgomery Avenue, Suite 1000N
                       Bethesda, Maryland 20814

                   By and In Exchange for Shares of

             Calvert National Municipal Intermediate Fund
         (a series of the Calvert Municipal Intermediate Fund)
                  4550 Montgomery Avenue, Suite 1000N
                       Bethesda, Maryland 20814

         This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of the Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund in exchange for shares of the Calvert National Municipal Intermediate Fund, consists of this cover page, the Pro Forma Financial Information, and the Statement of Additional Information of the Calvert Municipal Intermediate Fund, dated April 30, 1997, attached hereto and incorporated by reference.

         This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated [DATE], relating to the above-referenced matter may be obtained from Calvert Group, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement.

         The date of this Statement of Additional Information is April 30, 1997, as revised [DATE].

STATEMENT OF ADDITIONAL INFORMATION

April 30, 1997

                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account     (800) 368-2748
Information:    (301) 951-4820

Shareholder
Services:       (800) 368-2745

Broker          (800) 368-2746
Services:       (301) 951-4850

TDD for the Hearing-
Impaired:       (800) 541-1524



     This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Prospectus, dated April 30, 1997, which may be obtained free of charge by sending a request to the above address or calling the telephone numbers listed above.
                              INVESTMENT OBJECTIVE


     National Municipal is designed to provide individual and institutional investors with the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Series. There is, of course, no assurance that the Series will be successful in meeting its investment objective; there are inherent risks in the ownership of any investment.
     Dividends paid by National Municipal will fluctuate with income earned on investments. In addition, the dividends and distributions paid and the value of each share will vary by class of shares; the value of its shares will fluctuate to reflect changes in the market value of the Series' investments. The Series will attempt, through careful management, to reduce these risks and enhance the opportunities for higher income and greater price stability.

                               INVESTMENT POLICIES

     National Municipal invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. The average dollar-weighted maturity of investments is between 3 and 10 years. Fixed rate investments normally have remaining maturities of 12 years or less; variable rate investments may have longer maturities. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
     Under normal market conditions, National Municipal will invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal income tax. To the extent the obligations are issued by your state of residence, you may also be exempt from certain state and local income taxes.

Variable Rate Demand Notes
     The Board of Directors of Calvert Municipal Fund, Inc. (the "Fund"), of which National Municipal is a series, has approved investments in floating and variable rate demand notes upon the following conditions: the Series has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Series has the right to dispose of the notes at a price which approximates par and market value. Notes with a right of demand exceeding seven days are considered illiquid and are subject to purchase restrictions.

Municipal Leases
     National Municipal may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. National Municipal may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to National Municipal's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with National Municipal's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by National Municipal, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which National Municipal has valued it for purposes of calculating National Municipal's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to National Municipal's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by National Municipal.

Temporary Investments
     Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment-grade quality; and any of such items subject to short-term repurchase agreements.

When-Issued Purchases
     Securities purchased on a when-issued basis and the securities held in National Municipal's portfolio are subject to changes in market value based on the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, National Municipal remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of its assets may vary. No new when-issued commitments will be made if more than 50% of the Series' net assets would become so committed.
     When the time comes to pay for when-issued securities, National Municipal will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Series' payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.


Transactions in Futures Contracts
     National Municipal may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging and substitution purposes only. National Municipal may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds National Municipal intends to acquire. National Municipal also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of National Municipal's securities.
     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because National Municipal will engage in the purchase and sale of financial futures contracts solely for hedging and substitution purposes, however, any losses incurred in connection therewith should, if the strategy is successful, be offset in whole or in part by increases in the value of securities held by National Municipal or decreases in the price of securities National Municipal intends to acquire.
     Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
     The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. National Municipal will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
     The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by National Municipal within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by National Municipal, or move in a direction opposite to that anticipated, National Municipal may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of National Municipal's securities. As a result, National Municipal's total return for such period may be less than if it had not engaged in the hedging transaction.


Description of Financial Futures Contracts
     Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. National Municipal intends to close out any futures contracts prior to the delivery date of such contracts.
     National Municipal may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce National Municipal's average yields as a result of the shortening of maturities.
     The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to National Municipal's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
     The sale of financial futures contracts provides an alternative means of hedging National Municipal against declines in the value of its investments in municipal bonds. As such values decline, the value of National Municipal's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of National Municipal's fixed income investments which are being hedged. While National Municipal will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of National Municipal to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to National Municipal. Employing futures as a hedge may also permit National Municipal to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
     National Municipal may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
     The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
     National Municipal may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging and substitution purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
     The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
     National Municipal may also purchase financial futures contracts when not fully invested in municipal bonds, in anticipation of an increase in the cost of securities National Municipal intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, National Municipal will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by National Municipal will be subject to certain restrictions, described below.
     Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
     National Municipal may purchase options on futures contracts for the same types of purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, National Municipal could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, National Municipal could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. National Municipal generally will sell options on futures contracts only to close out an existing position.
     National Municipal will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of National Municipal warrant such trading. To the extent National Municipal engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of National Municipal, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by National Municipal.
     Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in National Municipal being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by National Municipal qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by National Municipal and accrued profits on such positions. In addition, as a matter of operating policy, National Municipal may not purchase or sell a futures contract or an option thereon if, immediately thereafter, the sum of the amount of initial margin deposits on National Municipal's existing futures positions and premiums on such options would exceed 5% of its net assets.
     When National Municipal purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with National Municipal's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
     Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by National Municipal. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by National Municipal. As a result, National Municipal's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by National Municipal.
     For example, where prices of securities in National Municipal do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge National Municipal's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of National Municipal's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by National Municipal may be greater.
     The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
     Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. National Municipal will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, National Municipal could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if National Municipal has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, National Municipal may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on National Municipal's ability effectively to hedge its portfolio.
     When National Municipal purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, National Municipal may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
     "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the National Municipal's investments.
     Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
     In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

Credit Quality

     As an operating policy, National Municipal may not invest more than 35% of its net assets in non-investment grade municipal obligations. As has been the industry practice, this determination of credit quality is made at the time the Series acquires the obligation. However, because it is possible that subsequent downgrades could occur, if an obligation held by National Municipal is later downgraded, the Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Series' net asset value, and the total percentage, if any, of obligations currently rated below investment-grade held by National Municipal.
     Noninvestment-grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.
                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The foregoing investment objective and policies and the following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of National Municipal's outstanding shares. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. National Municipal may not:
     1) Purchase common stocks, preferred stocks, warrants, or other equity securities;
     2) Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not greater than 10% of the value of the Series' total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
     3) Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by a Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
     4) Underwrite the securities of other issuers, except to the extent that the purchase of municipal obligations in accordance with the Series' investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting;
     5)
Purchase  or  sell  in  real  estate,   real  estate  investment  trust
securities, or oil and gas interests, but this shall not prevent National Municipal from investing in municipal obligations secured by real estate or interests therein;
     6)
Purchase or sell physical commodities except that it may enter into futures contracts and options thereon;
     7) Purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;
     8) Invest in companies for the purpose of exercising control; or invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees;
     9) Invest 25% or more of its assets in any particular industry or industries. Industrial development bonds, where the payment of principal and interest is the responsibility of companies within the same industry, are grouped together as an "industry."

Nonfundamental Investment Restrictions

     The Series has adopted the following operating (i.e., nonfundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. National Municipal may not:
     1) Purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities;
     2) Invest more than 5% of the value of its total assets in securities where the payment of principal and interest is the responsibility of a company or companies with less than three years' operating history.
     3)
Purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Fund's net assets;
     4)
Invest in puts or calls on a security, including straddles,  spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, exceeds 5% of the Fund's total assets.
     5)
Effect  short sales of  securities.  For  purposes of this  restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.
     6)
Purchase securities on margin, except that it may make margin deposits in connection with futures contacts or options on futures.

                       PURCHASES AND REDEMPTIONS OF SHARES

     Share certificates will be issued at no charge if requested in writing by the investor. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares").
     To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
     The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
     Redemption proceeds are normally paid in cash. However, National Municipal has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of National Municipal, whichever is less.


Reduced Sales Charges
     National Municipal imposes reduced sales charges in certain situations in which the Principal Underwriter (which offers the Series' shares continuously and on a "best efforts" basis) and the dealers selling National Municipal shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; for example, the per-dollar transaction cost for a sale to an investor of shares worth $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
     When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Series imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing National Municipal shareholders, enabling the Series to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of the Series' shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

     National Municipal declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Dividends and distributions will differ among the classes. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Series invested in shares of any other Calvert Group Fund, at no additional charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

                                   TAX MATTERS


     In 1996 National Municipal did qualify and in 1997 National Municipal intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended (the "Code"). By so qualifying, it will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
     National Municipal's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. National Municipal's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. If you held shares for six months or less, losses must be offset by the amount of exempt-interest dividends you received, and, to the extent of capital gain distributions you received, the loss amount not offset (disallowed) must be treated as long-term capital loss.
     A shareholder may also be subject to some state and local taxes on dividends and distributions. National Municipal will notify shareholders annually about the tax status of dividends and distributions paid by the Series and the amount of dividends withheld, if any, during the previous year.
     The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is generally defined as including a "nonexempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
     Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of National Municipal shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Series causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
     National Municipal may be required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Series if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Series is required to report to the Internal Revenue Service the following information with respect to redemption transactions in National Municipal: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Series' identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or
securities  dealers;  real  estate  investment  trusts;   registered  investment
companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Nonresident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

                               VALUATION OF SHARES

     National Municipal's assets are valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Directors.
     Valuations, market quotations and market equivalents are provided by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Fund has been approved by the Board of Directors. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     National Municipal determines the net asset value for its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Series does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Asset Value and Offering Price Per Share


Net asset value per share

         ($45,611,937/4,318,970 shares)                       $10.56
         Maximum sales charge
         (2.75% of offering price)                              0.29
         Offering price per share                             $10.85



                      CALCULATION OF YIELD AND TOTAL RETURN


     National Municipal may advertise its "total return." Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of National Municipal's offering of shares. Return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of National Municipal's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. Total return quotations reflect the deduction of National Municipal's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" which do not deduct the sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Series' Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:

                                 P(1 + T)n = ERV

     where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable). Returns for the one year period and period from inception (Class A, September 30, 1992; Class C, March 1, 1994) are as follows:


                  National Municipal    National Municipal
                  With Max. Load        W/O Max. Load
One Year          1.46%                 4.32%
From Inception    5.59%                 6.28%



     National Municipal may also advertise its "yield" and "taxable equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for National Municipal refer to the aggregate imputed yield-to-maturity of each of the Series' investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Yield is computed according to the following formula:

                           Yield = 2[(a-b/cd +1)6 - 1]

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     The taxable equivalent yield is the yield an investor would be required to obtain from taxable investments to equal National Municipal's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield is computed by taking the portion of the yield exempt from federal income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.

     For the thirty-day period ended December 31, 1996, National Municipal's yield was 4.38% and its tax equivalent yield was 6.84% for an investor in the 36% federal income tax bracket, and 7.25% for an investor in the 39.6% federal income tax bracket.

                                   ADVERTISING

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Series is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Series, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Series may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

                             DIRECTORS AND OFFICERS


     RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.

     FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB: 10/29/35. Address: 308 East Broad Street, PO Box 2007, Westfield, New Jersey 07091.

     FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.

     1 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.

     DOUGLAS E. FELDMAN,  M.D.,  Trustee.  Dr.  Feldman  practices head and neck
reconstructive  surgery  in  the  Washington,   D.C.,  metropolitan  area.  DOB:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.

     PETER W. GAVIAN, CFA, Trustee. Mr. Gavian was a principal of Gavian De Vaux Associates, an investment banking firm. He continues to be President of with Corporate Finance of Washington, Inc. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.

     JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.

     M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.

     ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.

     1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.

     1 D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.


     RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.

     RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/47.

     WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company.
DOB: 08/12/47.

     EVELYNE S. STEWARD, Vice President. Ms. Steward is a director and Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.

     DANIEL K. HAYES,  Vice  President.  Mr. Hayes is Vice  President of Calvert
Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.


     SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.


     KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.

     LISA CROSSLEY, Esq., Assistant Secretary and Compliance Officer. Ms. Crossley is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.

     IVY WAFFORD DUKE, Esq., Assistant Secretary Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers. L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/07/68.

     1 Directors deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of their affiliation with the Fund's Advisor.



     Each of the above directors and officers is a trustee or officer of other investment companies in the Calvert Group of Funds except Calvert Social Investment Fund, and Calvert World Values Fund, Inc., of which only Messrs. Baird, Guffey, and Silby are among the trustees/directors; Acacia Capital
Corporation, of which only Messrs. Blatz, Diehl, and Pugh are among the directors, and Calvert New World Fund, Inc., of which only Messr. Martini is among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

     The Audit Committee of the Board of Directors is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, and Silby.
     Directors and officers of the Fund as a group own less than 1% of Calvert National Municipal Intermediate Fund's outstanding shares.

     During fiscal 1996, directors of the Fund not affiliated with the Fund's Advisor were paid $4,579. Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Trustees/Directors of the Calvert Group of Funds plus a fee of $750 to $1,500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets.

     Directors of the Series not affiliated with the Series' Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                              Director Compensation Table


Fiscal Year 1996         Aggregate          Pension or            Total
(unaudited numbers)      Compensation       Retirement         Compensation from
Name of Director         from Registrant    Benefits         Registrant and Fund
                         for service as     Accrued as part      Complex paid to
                         Director           of Registrant         Directors<F3>
                                            Expenses <F2>

Richard L. Baird, Jr.    $1898              $0                    $34,925
Frank H. Blatz, Jr.      $1935              $1935                 $37,875
Frederick T. Borts       $1793              $0                    $32,675
Charles E. Diehl         $1807              $1807                 $35,475
Douglas E. Feldman       $1873              $0                    $34,175
Peter W. Gavian          $1872              $560                  $34,175
M. Charito Kruvant       $905               $0                    $24,313
John G. Guffey, Jr.      $1816              $0                    $49,433
Arthur J. Pugh           $2011              $0                    $36,736
D. Wayne Silby           $1710              $0                    $56,398

<F2> Messrs. Blatz, Diehl, and Gavian have chosen to defer a portion of their compensation. As of December 31, 1996, total deferred compensation, including dividends and capital appreciation, was $428,689.46, $428,442.42, and $96,332.93, for each named director, respectively.
<F3> As of December 31, 1996, the Fund Complex consists of nine (9)
registered investment companies.

                               INVESTMENT ADVISOR

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
     The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the directors of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
     Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Directors. For its services, the Advisor receives an annual fee of 0.60% of the first $500 million of the Series' average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all assets over $1 billion.

     The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor may recapture in later years, to the extent permitted by law, fees it waived or deferred and expenses it paid in prior years. Specifically, the Advisor may recapture fees waived or deferred and expenses reimbursed for the prior two-year period, but in no event may it recapture fees or expenses for any period later than the two-year period ending December 31, 1996. Recapture is permitted only to the extent it does not result in the Series's aggregate expenses exceeding an annual expense limit of 2.00% of its average daily net assets. The advisory fee incurred in any given year will be paid in full before any recapture fees are paid for a prior year. Recaptured fees will apply to the most recent suspension/reimbursement period. During fiscal year 1994, the Advisor waived advisory fees of $139,628 and reimbursed the Series $20,701 for other expenses. During fiscal year 1995, the Fund paid advisory fees of $270,912. During fiscal year 1996, the Fund paid advisory fees of $275,574.
     The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all directors and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
     The Advisor has agreed to reimburse National Municipal for all expenses, excluding brokerage, taxes, interest, and extraordinary items exceeding, on a pro rata basis, the most restrictive expense limitation in those states which the Series' shares are qualified for sale (currently, 2.5% of the Series' first $30 million of average net assets, decreasing to 1.5% for assets over $100 million).

                             ADMINISTRATIVE SERVICES


     Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Series' affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company is entitled to receive an annual fee of 0.10% of the Series' average net assets for providing such services. For the 1992 fiscal period, CASC waived its entire fee. The fees paid by the Series to Calvert Administrative Services Company, Inc. for fiscal years 1994, 1995, and 1996 were $45,876, $45,152, and $45,929, respectively.

                             METHOD OF DISTRIBUTION


     The Series has entered into an agreement with Calvert Distributors, Inc. ("CDI"), whereby CDI, acting as principal underwriter for the Series, makes a continuous offering of the Series' securities on a "best efforts" basis. Prior to April 1, 1995, the principal underwriter was Calvert Securities Corporation ("CSC"). Under the terms of the agreement, CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI receives all sales charges imposed on the Series' shares and compensates broker-dealer firms for sales of such shares (see "Alternative Sales Options" in the Prospectus). CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plans (see below). For the fiscal periods ending December 31, 1994, CSC received sales charges in excess of the dealer reallowance of $37,135, respectively. During fiscal 1995 and 1996, CDI received sales charges in excess of the dealer reallowance of $5,917 and $13,952.

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Series has adopted a Distribution Plan (the "Plan") which permit it to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.15% of the Series average daily net assets. As of October 1, 1997, expenses may not exceed, on an annual basis, 0.25% of the Series average daily net assets. No, Distribution Plan expenses were paid in fiscal 1994, 1995, and 1996.

     The Plan was approved by the Board of Directors/Trustees, including the Directors/Trustees who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Directors/Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Directors/Trustees. In establishing the Plan, the Directors/Trustees considered various factors including the amount of the distribution fee. The
Directors/Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

     The Plan may be terminated by vote of a majority of the non-interested Directors/Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Series. Any change in the Plan that would materially increase the distribution cost to the Series requires approval of the shareholders; otherwise, the Plan may be amended by the Directors/Trustees, including a majority of the non-interested Directors/Trustees as described above.

     The Plan will continue in effect successive one-year terms, provided that such continuance is specifically approved by (i) the vote of a majority of the Directors/Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Directors/Trustees.

     Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

                    TRANSFER AND SHAREHOLDER SERVICING AGENT


     Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc., receives compensation based on the number of shareholder accounts and the number of transactions. The fees paid by the Series to Calvert Shareholder Services, Inc. for the fiscal periods 1994, 1995, and 1996, were $25,149, $ 30,243, and $32,227, respectively.

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS


     Coopers and Lybrand L.L.P. has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1997. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Series's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 acts as custodian of certain of the Series's cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold by the Series.

                             PORTFOLIO TRANSACTIONS

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Advisor under the direction and supervision of the Board of Directors.

     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of National Municipal or who provide it with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any officer or director of the Fund or any of their affiliates, or broker-dealers for the period ended December 31, 1994, 1995, or 1996.
     The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of National Municipal. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of shares sold. The Advisor or its affiliate may compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.

     The portfolio turnover was 122%, 57%, and 23% for the 1994, 1995, and 1996, fiscal years, respectively.

                               GENERAL INFORMATION

     The Fund was organized as a corporation under the General Corporation Law of the State of Maryland on February 4, 1992. The Fund's other series are:
Calvert California Municipal Intermediate Fund, Calvert Arizona Municipal Intermediate Fund, Calvert Maryland Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund, Calvert Pennsylvania Municipal Intermediate Fund, and Calvert Virginia Municipal Intermediate Fund. Prior to March 1, 1994, Calvert National Municipal Intermediate Fund was known as Calvert Intermediate Municipal Fund.
     National Municipal will send its shareholders unaudited semi-annual and audited annual reports that will include the Series' net asset value per share, portfolio securities, income and expenses, and other financial information.

     Each share of the Series represents an equal proportionate interest in that Series with each other share and is entitled to such dividends and distributions out of the income belonging to the Series as declared by the Board. Upon any liquidation of the Series, shareholders are entitled to share pro rata in the net assets available for distribution.
     This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

                              FINANCIAL STATEMENTS


     The audited financial statements in the Series' Annual Report to Shareholders, dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Series.


                                    APPENDIX

Municipal Obligations
     Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
     Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
     Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
     Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
     Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
     Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
     MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
     MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
     MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
     MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

                                LETTER OF INTENT

Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of: (Fund or Portfolio name*)during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In  determining  the  total  amount of  purchases  made  hereunder,  shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer


Name of Investor(s)


By
Authorized Signer


Address



Date



Signature of Investor(s)



Signature of Investor(s)


     *"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.



                          Calvert Municipal Fund, Inc.
                           CALVERT NATIONAL MUNICIPAL
                                INTERMEDIATE FUND

                       Statement of Additional Information

                               April 30, 1997


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


              TABLE OF CONTENTS

              Investment Objective                                    1
              Investment Policies                                     1
              Investment Restrictions                                 3
              Purchases and Redemptions of Shares                     4
              Dividends and Distributions                             5
              Tax Matters                                             5
              Valuation of Shares                                     6
              Calculation of Yield and Total Return                   7
              Advertising                                             8
              Directors and Officers                                  8
              Investment Advisor                                     11
              Administrative Services                                12
              Method of Distribution                                 12
              Transfer and Shareholder Servicing Agent               13
              Independent Accountants and Custodians                 13
              Portfolio Transactions                                 13
              General Information                                    14
              Financial Statements                                   14
              Appendix                                               14

PART C. OTHER INFORMATION


Item 15.          Indemnification

Registrant's Bylaws, Exhibit 2 to this Registration Statement, provide that officers and directors will be indemnified by the Fund against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to a person who has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant's Articles of Incorporation also provide that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 16. Exhibits

 1. Articles of Incorporation, (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992, and as amended, incorporated by reference to Registrant's Pre-Effective Amendment No. 3, May 21, 1992).

 2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

 3.   Inapplicable.

 4. Agreement and Plan of Reorganization filed herewith -- Exhibit A to the Form N-14.

 5. Specimen Stock Certificate for Calvert California Municipal Intermediate Fund, (incorporated by reference to Registrant's Post-Effective Amendment No. 1, July 27, 1992).

 6. Investment Advisory Contract (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

 7. Underwriting Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No.__).

 8. Directors' Deferred Compensation Agreement (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

 9. Custodial Contract (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

 10. Plan of Distribution (incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 25, 1996).

 11.  Inapplicable.

 12.  Opinion and Consent of Counsel on Tax Matters to be filed by amendment.

 13. Transfer Agency Contract (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

 14.  Consent of Coopers & Lybrand LLP to be filed by amendment.

 15.  Inapplicable.

 16.  Copies of Power of Attorney Forms filed herewith.

 17. (a)   Current Calvert National Municipal Intermediate Fund, Calvert
     Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund Prospectus filed herewith.

     (b) The Calvert Arizona Municipal Intermediate Fund, Calvert Florida Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund and Calvert Pennsylvania Municipal Intermediate Fund Statement of Additional Information filed herewith.

Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant by the undersigned, thereto duly authorized in the City of Bethesda, and the state of Maryland on the 7th day of January, 1998.

                                    CALVERT MUNICIPAL FUND, INC.

                           By:      _________________________________
                                    Barbara Krumsiek, President

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement for Calvert Municipal Intermediate Fund, Inc. has been signed below by the following persons in the capacities indicated on January 7, 1998.

Signature                                   Title


________________________   Trustee and Principal
Barbara Krumsiek.          Executive Officer


________________________   Principal Accounting
Ronald M. Wolfsheimer      Officer


__________**____________   Trustee
Richard L. Baird, Jr.


__________**____________   Trustee
Frank H. Blatz, Jr., Esq.


__________**____________   Trustee
Frederick T. Borts, M.D.


__________**____________   Trustee
Charles E. Diehl


__________**____________   Trustee
Douglas E. Feldman


__________**____________   Trustee
Peter W. Gavian


__________**____________   Trustee
John G. Guffey, Jr.


________________________   Trustee
M. Charito Kruvant


__________**____________   Trustee
Arthur J. Pugh


__________**____________   Trustee
David R. Rochat


__________**____________   Trustee
D. Wayne Silby




                                    **By:____________________________
                                    Name:   Ivy Wafford Duke
                                            as Attorney-in-fact

                                     **By:____________________________
                                    Name:   Susan Walker Bender
                                            as Attorney-in-fact



                                        Executed by Ivy Wafford Duke and
                                        Susan Walker on behalf of those
                                        indicated pursuant to a Power of
                                        Attorney dated May 8, 1997, or earlier
                                        filed herewith.

EXHIBIT INDEX

Form N-14
Item No.

Ex-23
16 (11)                  Form of Opinion and Consent of Counsel

Ex-99
16 (16)                  Copies of Power of Attorney Forms

Ex-99(a)
16 (17)(a)               Current Calvert National Municipal Intermediate Fund,
                         Calvert Arizona Municipal Intermediate Fund, Calvert
                         Florida Municipal Intermediate Fund, Calvert Michigan
                         Municipal Intermediate Fund, Calvert New York Municipal
                         Intermediate Fund and Calvert Pennsylvania Municipal
                         Intermediate Fund Prospectus

Ex-99(b)
16 (17)(b)               The Calvert Arizona Municipal Intermediate Fund,
                         Calvert Florida Municipal Intermediate Fund,
                         Calvert Michigan Municipal Intermediate Fund, Calvert
                         New York Municipal Intermediate Fund and Calvert
                         Pennsylvania Municipal Intermediate Fund Statement of Additional Information filed herewith.